Commitments (Detail) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2027	Dec. 31, 2022	Sep. 30, 2012	Sep. 30, 2007	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of commitments [line items]
Purchase commitment per year					$ 949,000,000
Expected period					1 year
Royalty expense					$ 285,000,000	$ 495,000,000
Purchase commitment per year									$ 248
Bottom of range
Disclosure of commitments [line items]
Expected period					2 years
Top of range
Disclosure of commitments [line items]
Expected period					5 years
2024
Disclosure of commitments [line items]
Purchase commitment per year					$ 832,000,000
Within two to five years
Disclosure of commitments [line items]
Purchase commitment per year					117,000,000
Antamina
Disclosure of commitments [line items]
Purchase commitment per year					$ 216,000,000
Proportion of ownership interest in joint operation					22.50%
Royalty percentage					7.40%
Royalty expense					$ 23,000,000	34,000,000
Steelmaking Coal Operations
Disclosure of commitments [line items]
Purchase commitment per year					198,000,000
QB2
Disclosure of commitments [line items]
Purchase commitment per year					$ 534,000,000
TAK
Disclosure of commitments [line items]
Royalty percentage		40.00%		25.00%
Increase in net proceeds of production royalty			5.00%
Maximum royalty percentage					50.00%
Royalty expense					$ 262,000,000	$ 461,000,000
TAK | Forecast
Disclosure of commitments [line items]
Royalty percentage	45.00%
TML
Disclosure of commitments [line items]
Purchase commitment per year								$ 75,000,000
Purchase period								20 years
Optional purchase period extension								10 years
Purchase commitment percentage increase per year								2.00%
Carmen de Andacollo
Disclosure of commitments [line items]
Purchase commitment per year							$ 46
Purchase period							14 years